Short-Term Bank Loan (Details) - Short-term Debt [Member]	3 Months Ended
Mar. 31, 2019 USD ($)
Short-Term Bank Loan (Textual)
Short-term bank credit line	$ 10,000
Maturity date	Jun. 14, 2018
Annual interest rate	4.75%